UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/99

Check here if Amendment [x]; Amendment Number: 1
   This Amendment (Check only one.):           [x] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Holland Capital Management, LP
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Susan Chamberlain
Title:   CCO
Phone: 312-553-4830

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain                   Chicago, IL                 05/03/05
         [Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

SEC13F.LNS                 HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/99
                         RUN DATE: 05/31/05  4:57 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   68

FORM 13F INFORMATION TABLE VALUE TOTAL:   $277,881
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 1
RUN DATE: 05/31/05  4:57 P.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/99

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100     4415    97300 SH       SOLE                      0        0     97300
AES CORP                       COM              00130H105     2056    70750 SH       SOLE                      0        0     70750
AFFILIATED COMPUTER SVCS INC C COM              008190100     3134   123800 SH       SOLE                      0        0    123800
ALBERTSONS INC                 COM              013104104     2405    46650 SH       SOLE                      0        0     46650
AMERICAN HOME PRODS CORP       COM              026609107     2365    41216 SH       SOLE                      0        0     41216
AMERICAN INTL GROUP INC        COM              026874107     7167   114619 SH       SOLE                      0        0    114619
AMERICAN MGMT SYS INC COM      COM              027352103     1391    43375 SH       SOLE                      0        0     43375
AT & T CORP.                   COM              001957109     6831   122396 SH       SOLE                      0        0    122396
AUTOMATIC DATA PROCESSING      COM              053015103     5117   116300 SH       SOLE                      0        0    116300
BANK ONE CORP                  COM              06423A103     2658    44618 SH       SOLE                      0        0     44618
BP PLC ADR                     COM              055622104     2596    47860 SH       SOLE                      0        0     47860
CARNIVAL CRUISE LINE INC CL A  COM              143658102     5015   103405 SH       SOLE                      0        0    103405
CISCO SYS INC                  COM              17275R102     8029   248950 SH       SOLE                      0        0    248950
CITIGROUP INC.                 COM              172967101     3453    96914 SH       SOLE                      0        0     96914
CLOROX CO                      COM              189054109     3063    57350 SH       SOLE                      0        0     57350
COCA COLA CO                   COM              191216100     1821    29377 SH       SOLE                      0        0     29377
COLGATE PALMOLIVE CO           COM              194162103     2859    58050 SH       SOLE                      0        0     58050
CONCORD EFS INC COM            COM              206197105     2275   161319 SH       SOLE                      0        0    161319
CVS CORP COM                   COM              126650100     3506    69075 SH       SOLE                      0        0     69075
E M C CORP MASS                COM              268648102     4632   168448 SH       SOLE                      0        0    168448
ELAN PLC ADR                   COM              284131208     1925    69380 SH       SOLE                      0        0     69380
ENRON CORP                     COM              293561106     4220   103240 SH       SOLE                      0        0    103240
FANNIE MAE                     COM              313586109     5490    80444 SH       SOLE                      0        0     80444
FEDERAL SIGNAL CORP            COM              313855108     1414    66727 SH       SOLE                      0        0     66727
FREDDIE MAC                    COM              313400301     4830    83271 SH       SOLE                      0        0     83271
GENERAL ELEC CO                COM              369604103    10698   284025 SH       SOLE                      0        0    284025
GILLETTE CO COM                COM              375766102     2499    60950 SH       SOLE                      0        0     60950
GRAINGER, W W INC              COM              384802104     2487    46220 SH       SOLE                      0        0     46220
GTE CORP                       COM              362320103     7071    93650 SH       SOLE                      0        0     93650
GUIDANT CORP COM               COM              401698105     1858    36350 SH       SOLE                      0        0     36350
HEWLETT PACKARD CO             COM              428236103     4615    91850 SH       SOLE                      0        0     91850
HOME DEPOT INC                 COM              437076102     3126    72771 SH       SOLE                      0        0     72771
I B M                          COM              459200101     7175    55512 SH       SOLE                      0        0     55512
INTEL CORP                     COM              458140100     5085   170924 SH       SOLE                      0        0    170924
JACOBS ENGR GROUP INC COM      COM              469814107     2079   109400 SH       SOLE                      0        0    109400
JOHNSON & JOHNSON              COM              478160104     6273   128026 SH       SOLE                      0        0    128026
LILLY, ELI AND COMPANY         COM              532457108     3109    43400 SH       SOLE                      0        0     43400
LOWES CO                       COM              548661107     2479    87478 SH       SOLE                      0        0     87478
LUCENT TECHNOLOGIES INC COM    COM              549463107     8569   127065 SH       SOLE                      0        0    127065
MAGNA INTL INC CL A            COM              559222401     1365    24051 SH       SOLE                      0        0     24051
MBIA INC                       COM              55262C100     3426    79377 SH       SOLE                      0        0     79377
MCI WORLDCOM INC COM           COM              55268B106     5528    96350 SH       SOLE                      0        0     96350
MEDTRONIC INC                  COM              585055106     4509   115800 SH       SOLE                      0        0    115800
MELLON BANK CORP               COM              585509102     3055    83975 SH       SOLE                      0        0     83975
MERCK & CO INC                 COM              589331107     5855    79528 SH       SOLE                      0        0     79528
MGIC INVT CORP WIS COM         COM              552848103     2589    53250 SH       SOLE                      0        0     53250
MICROSOFT CORP                 COM              594918104    13461   298504 SH       SOLE                      0        0    298504
MOBIL CORP                     COM              607059102     2958    29950 SH       SOLE                      0        0     29950
NORTHERN TRUST CORP            COM              665859104     3557    73350 SH       SOLE                      0        0     73350
NOVARTIS AG SPONSORED ADR      COM              66987V109     1443    39000 SH       SOLE                      0        0     39000
PEPSICO INC                    COM              713448108     3971   102651 SH       SOLE                      0        0    102651




PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 2
RUN DATE: 05/31/05  4:57 P.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/99

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PFIZER INC                     COM              717081103     5185   142713 SH       SOLE                      0        0    142713
PHARMACIA & UPJOHN, Inc. COM   COM              716941109     2724    47940 SH       SOLE                      0        0     47940
PHILIP MORRIS COS INS          COM              718154107     4776   118850 SH       SOLE                      0        0    118850
PROCTER & GAMBLE COMPANY       COM              742718109     3882    87000 SH       SOLE                      0        0     87000
ROYAL DUTCH PETRO-NY SHARES    COM              780257804     1417    23525 SH       SOLE                      0        0     23525
SAFEWAY INC COM NEW            COM              786514208     4415    89201 SH       SOLE                      0        0     89201
SCHERING PLOUGH CORP           COM              806605101     6939   132171 SH       SOLE                      0        0    132171
SCHLUMBERGER                   COM              806857108     3002    47144 SH       SOLE                      0        0     47144
SMITHKLINE BEECHAM PLC ADR RPS COM              832378301     2895    43825 SH       SOLE                      0        0     43825
TIME WARNER INC COM            COM              887315109      281     3872 SH       SOLE                      0        0      3872
TYCO INTL LTD NEW COM          COM              902124106     5311   112112 SH       SOLE                      0        0    112112
VALSPAR CORP                   COM              920355104     2330    61325 SH       SOLE                      0        0     61325
WAL MART STORES INC            COM              931142103     4513    93525 SH       SOLE                      0        0     93525
WALGREEN COMPANY               COM              931422109     7098   241625 SH       SOLE                      0        0    241625
WARNER LAMBERT CO              COM              934488107     4761    68875 SH       SOLE                      0        0     68875
WELLS FARGO NEW                COM              949746101     5358   125325 SH       SOLE                      0        0    125325
WHITMAN CORP NEW COM           COM              96647R107     1487    82625 SH       SOLE                      0        0     82625

     LINE COUNT: 68